Operating Leases	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
OPERATING LEASES

NOTE 8 - OPERATING LEASES:

The Company’s leases include production space for its new production facility (see Note 7B), office premises and car leases, which are all classified as operating leases. The lease term for the production space is for 5 years and the office premises are leased for a 5 year period which terminates in August 2025. The car leases are generally for a three year period.

As collateral for the office and lease agreement, a restricted deposit was pledged against bank guarantees provided to the property owner. The balance of the restricted deposit, presented as a non-current asset as of December 31, 2024 and 2023, amounted to $86 thousand and $85 thousand, respectively.

Operating lease expenses and cash flows for the years ended December 31, 2024 and 2023 totaled $682 thousand and $730 thousand, respectively.

The operating lease costs include variable lease payments of $11 thousand in 2024 and $7 thousand in 2023, in respect of linkage differences to the Israeli CPI.

Supplemental information related to leases:

Balance sheet information (U.S. dollars in thousands):

	December 31
	2024	2023

Operating lease right-of-use assets	560	1,144
Current lease liabilities	501	611
Non-current lease liabilities	19	533
Total lease liabilities	520	1,144
Weighted average remaining lease term	1.2 years	2.2 years
Weighted average discount rate	7.92%	7.17%

As of December 31, 2024, the maturities of operating lease liabilities were as follows (U.S. dollars in thousands):

Year ending December 31,
2025	$501
2026	18
2027	12
Total undiscounted lease payments	531
Less – imputed interest	(11)
Present value of lease liabilities*	$520
* Including amounts linked to the Israeli CPI of	$246